Audit fees	12 Months Ended
Dec. 31, 2022
Auditor fees [abstract]
Audit fees
28 Audit fees
Total audit and non-audit services include the following fees for services provided by the Group’s auditor.

Fees of Group’s auditors
in EUR million	2022	2021	2020
Audit fees	27	27	25
Audit related fees			1
Total[1]	27	27	26
1 The Group’s auditors did not provide any non-audit services.
Fees as disclosed in the table above relate to the network of the Group’s auditors and are the total expected audit fees for the period excluding VAT.